Intangible assets - Narrative (Details) - GBP (£) £ in Thousands		12 Months Ended
	Dec. 23, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets		£ 14,785	£ 3,470	£ 3,473
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets		14,924	4,905	4,898
Bacterial genetics-based platform
Disclosure of detailed information about intangible assets [line items]
Intangible assets	£ 10,591		0	0
Bacterial genetics-based platform | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets		10,670	0	0
Utrophin
Disclosure of detailed information about intangible assets [line items]
Intangible assets		3,321	3,321	3,321
Discount factor	18.00%
Utrophin | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets		3,321	£ 3,321	£ 3,321
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Additions		1,814
Goodwill | Discuva Limited | Cost
Disclosure of detailed information about intangible assets [line items]
Additions	£ 1,800	£ 1,814